REVENUES	12 Months Ended
Dec. 31, 2017
REVENUES
REVENUES

2.REVENUES

The breakdown of revenues between services rendered and product sales is as follows:

	2017	2016	2015

Services rendered	$3,792.7	$3,668.2	$3,516.4
Product sales	329.7	348.4	374.4

	$4,122.4	$4,016.6	$3,890.8